Summary of Significant Accounting Policies (Details) - Schedule of computation of basic and diluted income (loss) per share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted income (loss) per share [Abstract]
Net income (loss)	$ 626,112	$ 2,273,715	$ (18,701)	$ 1,429,145	$ 2,113,829	$ (655,840)
Less: Preferred stocks dividends				$ 250,000	442,697	500,000
Less: Deemed Preferred dividends					15,000,000
Loss available to common shareholders					$ (13,328,868)	$ (1,155,840)
Weighted average number of shares (basic and diluted) (in Shares)					25,860,097	24,950,958
Basic and diluted earnings per share (in Dollars per share)					$ (0.52)	$ (0.05)